Note 3 - Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
INVENTORIES

The major components of inventory were as follows:

(amounts in millions)	December 31, 2014	December 31, 2013
Finished goods	$154.9	$58.3
Raw materials and supplies	49.5	29.9
Equipment	1.4	1.4
Total inventory, net	$205.8	$89.6

In connection with the Agriphar and CAS acquisitions, finished goods were marked up by $9.4 million and $36.1 million, respectively, to reflect fair value.  Of the total mark up, $23.5 million was charged through the Consolidated Statement of Operations for the year ended December 31, 2014 based on our estimated inventory turnover.  The remaining portion of the mark up of $22.0 million is included in finished goods at December 31, 2014.

For the Successor 2013 Period, in connection with the MacDermid Acquisition, finished goods were marked up by $35.9 million to reflect fair value.  Of this amount, $23.9 million was charged through the Consolidated Statement of Operations in the Successor 2013 Period based on our estimated inventory turnover, and the remaining $12.0 million was charged through the Consolidated Statement of Operations during 2014.